CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Redeemable Convertible Preferred Stock	Series E-1 redeemable convertible preferred stock	Series E Preferred Stock	Series F Preferred Stock	Series D Redeemable Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2016	$ 22	$ 3,998	$ (704,274)	$ 490,971					$ (700,254)
Balance at the beginning (in shares) at Dec. 31, 2016	22,291			184,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Debt to Series E Preferred Stock						$ 160,928
Conversion of Debt to Series E Preferred Stock (in shares)						103,077
Issuance of Series Preferred Stock					$ 118,623
Issuance of Series Preferred Stock (in shares)					54,901
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer								$ 1,077
Issuance of Series D Redeemable Convertible Preferred Stock for In-kind Transfer (in shares)								714
Conversion of Preferred Stock to Common Stock	$ 354	653,749		$ (654,103)					654,103
Conversion of Preferred Stock to Common Stock (in shares)	353,850			(288,290)
Exercise of Stock Options	$ 1	179							180
Exercise of Stock Options (in shares)	1,233
Issuance of Common Stock for In-kind Transfer	$ 3	172							175
Issuance of Common Stock for In-kind Transfer (in shares)	2,558
Accretion of Preferred Stock Issuance Cost				$ 1,513
Accretion of Preferred Stock Issuance Cost		(1,513)							(1,513)
Stock-Based Compensation Expense		4,500							4,500
Net loss			(75,556)						(75,556)
Balance at the end at Dec. 31, 2017	$ 380	661,085	(779,830)	$ 119,009					(118,365)
Balance at the end (in shares) at Dec. 31, 2017	379,932			54,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 141,590
Issuance of Series Preferred Stock (in shares)							57,068
Exercise of Stock Options	$ 2	550							552
Exercise of Stock Options (in shares)	2,385
Common Stock Issued	$ 1	339							340
Common Stock Issued (in shares)	393
Issuance of Common Stock for In-kind Transfer	$ 1	1,933							1,934
Issuance of Common Stock for In-kind Transfer (in shares)	1,299
Accretion of Preferred Stock Issuance Cost				$ 678
Accretion of Preferred Stock Issuance Cost		(678)							(678)
Stock-Based Compensation Expense		7,210							7,210
Net loss			(76,220)						(76,220)
Balance at the end at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277					(185,227)
Balance at the end (in shares) at Dec. 31, 2018	384,009			111,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 7,245
Issuance of Series Preferred Stock (in shares)							2,879
Exercise of Stock Options		126							126
Exercise of Stock Options (in shares)	312
Accretion of Preferred Stock Issuance Cost		(378)		$ 378					(378)
Stock-Based Compensation Expense		4,831							4,831
Net loss			(29,554)						(29,554)
Balance at the end at Mar. 31, 2019	$ 384	675,018	(885,604)	$ 268,900					(210,202)
Balance at the end (in shares) at Mar. 31, 2019	384,321			114,848
Balance at the beginning at Dec. 31, 2018	$ 384	670,439	(856,050)	$ 261,277					(185,227)
Balance at the beginning (in shares) at Dec. 31, 2018	384,009			111,969
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 7,824
Issuance of Series Preferred Stock (in shares)							2,879
Exercise of Stock Options	$ 3	1,145							1,148
Exercise of Stock Options (in shares)	2,873
Common Stock Issued	$ 2	437							439
Common Stock Issued (in shares)	1,906
Issuance of Common Stock for In-kind Transfer	$ 1	1,363							1,364
Issuance of Common Stock for In-kind Transfer (in shares)	822
Repurchase of Preferred Stock and Issuance of Promissory Note				$ (11,722)
Repurchase of Preferred Stock and Issuance of Promissory Note (in shares)				(4,598)
Accretion of Preferred Stock Issuance Cost				$ 992
Accretion of Preferred Stock Issuance Cost		(992)							(992)
Stock-Based Compensation Expense		17,613							17,613
Issuance of warrants		438							438
Net loss			(142,734)						(142,734)
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250
Balance at the end at Mar. 31, 2019	$ 384	675,018	(885,604)	$ 268,900					(210,202)
Balance at the end (in shares) at Mar. 31, 2019	384,321			114,848
Balance at the end at Dec. 31, 2019	$ 390	690,443	(998,784)	$ 258,371					(307,951)
Balance at the end (in shares) at Dec. 31, 2019	389,610			110,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series Preferred Stock							$ 11,000
Issuance of Series Preferred Stock (in shares)							4,314
Exercise of Stock Options	$ 1	466							467
Exercise of Stock Options (in shares)	1,290
Accretion of Preferred Stock Issuance Cost				$ 246
Accretion of Preferred Stock Issuance Cost		(246)							(246)
Stock-Based Compensation Expense		4,842							4,842
Net loss			(68,680)						(68,680)
Balance at the end at Mar. 31, 2020	$ 391	$ 695,505	$ (1,067,464)	$ 269,617					$ (371,568)
Balance at the end (in shares) at Mar. 31, 2020	390,900			114,564